Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)
The detail of cash and due from banks is as follows:

	2024	2023
	S/(000)	S/(000)
Cash and clearing (b)	2,853,187	2,248,845
Deposits in the BCRP (b)	7,333,818	5,215,762
Deposits in banks (c)	1,790,361	1,609,604
Total cash and cash equivalent	11,977,366	9,074,211
Accrued interest	18,094	23,809
Restricted funds (d)	619,766	720,691
Total	12,615,226	9,818,711

Summary of legal reserve and restricted funds
(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2024	2023
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	5,969,218	4,593,592
Cash in vaults	2,644,386	2,005,760
Subtotal legal reserve	8,613,604	6,599,352
Non-mandatory reserve
Term deposits in BCRP (**)	800,000	—
Overnight deposits in BCRP (***)	564,600	622,170
Cash and clearing	208,548	243,029
Subtotal non-mandatory reserve	1,573,148	865,199
Cash balances not subject to legal reserve	253	56
Total	10,187,005	7,464,607
(d)
The Group maintains restricted funds related to:

	2024	2023
	S/(000)	S/(000)
Inter-bank transfers (*)	596,648	694,118
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.1)	21,568	24,725
Others	1,550	1,848
Total	619,766	720,691